Investment Objectives and Goals - WisdomTree Efficient Copper Plus Copper Miners Fund	Oct. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Efficient Copper Plus Copper Miners Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Efficient Copper Plus Copper Miners Fund (the “Fund”) seeks total return.